Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,244	$ 9,500
60-89 Days Past Due	1,652	1,752
Nonaccrual and Greater Than 90 Days	6,887	2,157
Total Nonaccrual and Past Due	13,783	13,409
Current	1,457,331	1,343,369
Total Loans	1,471,114	1,356,778
Recorded Investment Greater Than 90 Days and Accruing	1,978	1,541
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,272	6,166
60-89 Days Past Due	1,198	1,275
Nonaccrual and Greater Than 90 Days	1,412	1,352
Total Nonaccrual and Past Due	5,882	8,793
Current	343,749	341,965
Total Loans	349,631	350,758
Recorded Investment Greater Than 90 Days and Accruing	1,371	1,310
Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Nonaccrual and Greater Than 90 Days	0	0
Total Nonaccrual and Past Due	0	0
Current	49,564	31,242
Total Loans	49,564	31,242
Recorded Investment Greater Than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	172	2,151
60-89 Days Past Due	0	242
Nonaccrual and Greater Than 90 Days	4,293	19
Total Nonaccrual and Past Due	4,465	2,412
Current	621,158	562,553
Total Loans	625,623	564,965
Recorded Investment Greater Than 90 Days and Accruing	0	19
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	958	125
60-89 Days Past Due	230	91
Nonaccrual and Greater Than 90 Days	0	73
Total Nonaccrual and Past Due	1,188	289
Current	274,131	245,541
Total Loans	275,319	245,830
Recorded Investment Greater Than 90 Days and Accruing	0	73
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	88	88
60-89 Days Past Due	21	0
Nonaccrual and Greater Than 90 Days	886	594
Total Nonaccrual and Past Due	995	682
Current	31,119	29,554
Total Loans	32,114	30,236
Recorded Investment Greater Than 90 Days and Accruing	311	20
Second Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	87	286
60-89 Days Past Due	0	18
Nonaccrual and Greater Than 90 Days	4	70
Total Nonaccrual and Past Due	91	374
Current	7,460	8,652
Total Loans	7,551	9,026
Recorded Investment Greater Than 90 Days and Accruing	4	70
Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	283	346
60-89 Days Past Due	89	0
Nonaccrual and Greater Than 90 Days	197	5
Total Nonaccrual and Past Due	569	351
Current	45,937	41,145
Total Loans	46,506	41,496
Recorded Investment Greater Than 90 Days and Accruing	197	5
Mortgage and Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2	37
60-89 Days Past Due	0	0
Nonaccrual and Greater Than 90 Days	39	0
Total Nonaccrual and Past Due	41	37
Current	30,496	29,963
Total Loans	30,537	30,000
Recorded Investment Greater Than 90 Days and Accruing	39	0
Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	382	301
60-89 Days Past Due	114	126
Nonaccrual and Greater Than 90 Days	56	44
Total Nonaccrual and Past Due	552	471
Current	53,717	52,754
Total Loans	54,269	53,225
Recorded Investment Greater Than 90 Days and Accruing	$ 56	$ 44